J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Value Factor ETF

(each a “Fund”)

(each a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 30, 2021

to the Summary Prospectuses and Prospectus dated March 1, 2021, as supplemented

Effective immediately, the Russell 1000 Value Index will be added as an additional benchmark for the JPMorgan U.S. Dividend ETF and JPMorgan U.S. Value Factor ETF, and the Russell 1000 Growth Index will be added as an additional benchmark for the JPMorgan U.S. Momentum Factor ETF.

Accordingly, the introductory paragraph under “The Fund’s Past Performance” and the “Average Annual Total Returns” table in each Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:

JPMorgan U.S. Dividend ETF

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Dividend Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	1.88%	6.90%
Return After Taxes on Distributions	0.50	5.68
Return After Taxes on Distributions and Sale of Fund Shares	1.63	5.03

JP MORGAN US DIVIDEND INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	1.67	7.02

RUSSELL 1000 VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.80	7.19

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33

JPMorgan U.S. Momentum Factor ETF

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Momentum Factor Index, Russell 1000 Growth Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will

SUP-ETF-921

perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	28.90%	16.43%
Return After Taxes on Distributions	28.56	16.06
Return After Taxes on Distributions and Sale of Fund Shares	17.24	12.85

JP MORGAN US MOMENTUM FACTOR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	29.05	16.61

RUSSELL 1000 GROWTH INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	38.49	22.86

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33

JPMorgan U.S. Value Factor ETF

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the JP Morgan US Value Factor Index, Russell 1000 Value Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)

	Past 1 Year	Life of Fund (since 11/08/2017)
SHARES
Return Before Taxes	6.09%	8.75%
Return After Taxes on Distributions	5.25	7.97
Return After Taxes on Distributions and Sale of Fund Shares	3.92	6.61

JP MORGAN US VALUE FACTOR INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	6.22	9.14

RUSSELL 1000 VALUE INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	2.80	7.19

RUSSELL 1000 INDEX
(Reflects No Deduction for Fees, Expenses, or Taxes)	20.96	15.33

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE